 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER
             PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                  TOTAL RETURN/1/
                -------------------------------- --------------------------------
                                                     12 MONTHS        6 MONTHS
                11/30/96  05/31/96   11/30/95     ENDED 11/30/96   ENDED 11/30/96
---------------------------------------------------------------------------------
Class A
 Shares           $8.86     $8.63     $9.12            3.39%             5.89%
---------------------------------------------------------------------------------
Class B
 Shares            8.87      8.63      9.12            2.72              5.61
---------------------------------------------------------------------------------
Class C
 Shares            8.86      8.62      9.11            2.98              5.75
---------------------------------------------------------------------------------
Performance Summary Class A Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
08/31/84-
 12/31/84         $9.57     $9.78     $ --            $0.3515            5.95%
---------------------------------------------------------------------------------
1985               9.78     10.32       --             1.2600           19.79
---------------------------------------------------------------------------------
1986              10.32     10.21      0.0053          1.1924           11.18
---------------------------------------------------------------------------------
1987              10.21      9.34      0.0027          0.9160            0.59
---------------------------------------------------------------------------------
1988               9.34      9.18       --             0.8718            7.83
---------------------------------------------------------------------------------
1989               9.18      9.49       --             0.7994           12.58
---------------------------------------------------------------------------------
1990               9.49      9.57       --             0.7883            9.67
---------------------------------------------------------------------------------
1991               9.57     10.18       --             0.7683           14.89
---------------------------------------------------------------------------------
1992              10.18     10.05       --             0.7372            6.37
---------------------------------------------------------------------------------
1993              10.05     10.03       --             0.6590            6.48
---------------------------------------------------------------------------------
1994              10.03      8.40       --             0.6014          (10.51)
---------------------------------------------------------------------------------
1995               8.40      9.21       --             0.5807           17.04
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          9.21      8.86       --             0.4772            1.57
---------------------------------------------------------------------------------
                            Total:    $0.0080        $10.0032
---------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  161.57%
---------------------------------------------------------------------------------
Performance Summary Class B Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------
07/01/91-
 12/31/91         $9.59    $10.19     $ --            $0.3535           10.09%
---------------------------------------------------------------------------------
1992              10.19     10.05       --             0.6599            5.31
---------------------------------------------------------------------------------
1993              10.05     10.04       --             0.5821            5.78
---------------------------------------------------------------------------------
1994              10.04      8.40       --             0.5317          (11.28)
---------------------------------------------------------------------------------
1995               8.40      9.21       --             0.5119           16.14
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          9.21      8.87       --             0.4190            1.02
---------------------------------------------------------------------------------
                            Total:    $0.0000         $3.0581
---------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  27.66%
---------------------------------------------------------------------------------
Performance Summary Class C Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------
07/02/92-
 12/31/92        $10.13    $10.05     $ --            $0.3281            2.16%
---------------------------------------------------------------------------------
1993              10.05     10.02       --             0.6089            5.85
---------------------------------------------------------------------------------
1994              10.02      8.39       --             0.5557          (10.97)
---------------------------------------------------------------------------------
1995               8.39      9.20       --             0.5345           16.46
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          9.20      8.86       --             0.4381            1.24
---------------------------------------------------------------------------------
                            Total:    $0.0000         $2.4653
---------------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  13.52%
-------------------------------------------------------------------------------
/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/Certain distributions may contain short-term capital gains.

Note: The Fund offers Class Y shares to a limited group of investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended November 30, 1996 and since inception (September 11, 1991 through November 30, 1996); Class Y shares had a total return of 3.81% and 29.05%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER
             PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                  TOTAL RETURN/1/
                -------------------------------- --------------------------------
                                                     12 MONTHS        6 MONTHS
                11/30/96  05/31/96   11/30/95     ENDED 11/30/96   ENDED 11/30/96
---------------------------------------------------------------------------------
Class A
 Shares          $10.59    $10.16    $10.68            6.33%            7.98%
---------------------------------------------------------------------------------
Class B
 Shares           10.58     10.16     10.67            5.54             7.48
---------------------------------------------------------------------------------
Class C
 Shares           10.59     10.16     10.68            5.80             7.71
---------------------------------------------------------------------------------
Performance Summary Class A Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
08/31/84-
 12/31/84        $ 9.57    $ 9.77      $ --          $ 0.3549           5.88%
---------------------------------------------------------------------------------
1985               9.77     10.52       --             1.3080          22.76
---------------------------------------------------------------------------------
1986              10.52     10.75      0.0125          1.2060          14.47
---------------------------------------------------------------------------------
1987              10.75      9.55      0.0279          0.9846          (1.51)
---------------------------------------------------------------------------------
1988               9.55      9.51       --             0.8603           8.88
---------------------------------------------------------------------------------
1989               9.51      9.77       --             0.8363          11.98
---------------------------------------------------------------------------------
1990               9.77      9.54       --             0.8284           6.47
---------------------------------------------------------------------------------
1991               9.54     10.42       --             0.8180          18.56
---------------------------------------------------------------------------------
1992              10.42     10.50       --             0.8081           8.87
---------------------------------------------------------------------------------
1993              10.50     11.08       --             0.7920          13.35
---------------------------------------------------------------------------------
1994              11.08      9.70       --             0.7659          (5.59)
---------------------------------------------------------------------------------
1995               9.70     10.79       --             0.7525          19.61
---------------------------------------------------------------------------------
01/01/96-
 11/30/96         10.79     10.59       --             0.6364           4.35
---------------------------------------------------------------------------------
                            Total:    $0.0404        $10.9514
---------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  227.98%
---------------------------------------------------------------------------------
Performance Summary Class B Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED     DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-
 12/31/91        $ 9.79    $10.41      $ --           $0.3795          10.39%
---------------------------------------------------------------------------------
1992              10.41     10.49       --             0.7623           8.05
---------------------------------------------------------------------------------
1993              10.49     11.08       --             0.7101          12.63
---------------------------------------------------------------------------------
1994              11.08      9.70       --             0.6894          (6.30)
---------------------------------------------------------------------------------
1995               9.70     10.79       --             0.6742          18.74
---------------------------------------------------------------------------------
01/01/96-
 11/30/96         10.79     10.58       --             0.5686           3.58
---------------------------------------------------------------------------------
                            Total:    $0.0000         $3.7841
---------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  54.80%
---------------------------------------------------------------------------------
Performance Summary Class C Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED     DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/02/92-
 12/31/92        $10.48    $10.50      $ --           $0.3377           3.44%
---------------------------------------------------------------------------------
1993              10.50     11.08       --             0.7383          12.80
---------------------------------------------------------------------------------
1994              11.08      9.70       --             0.7022          (6.07)
---------------------------------------------------------------------------------
1995               9.70     10.79       --             0.6999          19.03
---------------------------------------------------------------------------------
01/01/96-
 11/30/96         10.79     10.59       --             0.5908           3.90
---------------------------------------------------------------------------------
                            Total:    $0.0000         $3.0689
---------------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  35.53%
--------------------------------------------------------------------------------
/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 HIGH INCOME FUND
PAINEWEBBER
             PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                  TOTAL RETURN/1/
                -------------------------------- --------------------------------
                                                     12 MONTHS        6 MONTHS
                11/30/96  05/31/96   11/30/95     ENDED 11/30/96   ENDED 11/30/96
---------------------------------------------------------------------------------
Class A
 Shares           $7.35     $7.18      $6.96           16.55%            7.46%
---------------------------------------------------------------------------------
Class B
 Shares            7.35      7.17      6.95            15.86             7.21
---------------------------------------------------------------------------------
Class C
 Shares            7.36      7.19      6.97            15.96             7.19
---------------------------------------------------------------------------------
Performance Summary Class A Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
---------------------------------------------------------------------------------
08/31/84-
 12/31/84        $ 9.57    $ 9.80     $0.0100        $ 0.3717            6.46%
---------------------------------------------------------------------------------
1985               9.80     10.38       --             1.4080           21.67
---------------------------------------------------------------------------------
1986              10.38     10.36      0.0250          1.4160           14.27
---------------------------------------------------------------------------------
1987              10.36      8.88      0.0475          1.3010           (1.98)
---------------------------------------------------------------------------------
1988               8.88      8.44       --             1.2317            9.13
---------------------------------------------------------------------------------
1989               8.44      7.26       --             1.0687           (1.83)
---------------------------------------------------------------------------------
1990               7.26      5.70       --             0.9744           (8.53)
---------------------------------------------------------------------------------
1991               5.70      7.23       --             1.0159           47.02
---------------------------------------------------------------------------------
1992               7.23      7.93       --             0.9698           24.06
---------------------------------------------------------------------------------
1993               7.93      8.77       --             0.8894           22.74
---------------------------------------------------------------------------------
1994               8.77      6.96       --             0.8576          (11.69)
---------------------------------------------------------------------------------
1995               6.96      6.92       --             0.7879           10.96
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          6.92      7.35       --             0.6116           15.69
---------------------------------------------------------------------------------
                            Total:    $0.0825        $12.9037
---------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  260.86%
---------------------------------------------------------------------------------
Performance Summary Class B Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------
07/01/91-
 12/31/91        $ 6.85    $ 7.22     $ --            $0.4960           12.92%
---------------------------------------------------------------------------------
1992               7.22      7.92       --             0.9037           23.07
---------------------------------------------------------------------------------
1993               7.92      8.77       --             0.8237           21.97
---------------------------------------------------------------------------------
1994               8.77      6.96       --             0.7969          (12.34)
---------------------------------------------------------------------------------
1995               6.96      6.92       --             0.7344           10.15
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          6.92      7.35       --             0.5650           14.95
---------------------------------------------------------------------------------
                            Total:    $0.0000         $4.3197
---------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  88.12%
---------------------------------------------------------------------------------
Performance Summary Class C Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                       TOTAL
PERIOD COVERED  BEGINNING  ENDING   DISTRIBUTED     DIVIDENDS PAID   RETURN/1/
---------------------------------------------------------------------------------
07/02/92-
 12/31/92        $ 7.80    $ 7.94     $ --            $0.4041            7.07%
---------------------------------------------------------------------------------
1993               7.94      8.79       --             0.8456           22.22
---------------------------------------------------------------------------------
1994               8.79      6.97       --             0.8185          (12.20)
---------------------------------------------------------------------------------
1995               6.97      6.93       --             0.7528           10.40
---------------------------------------------------------------------------------
01/01/96-
 11/30/96          6.93      7.36       --             0.5813           15.18
---------------------------------------------------------------------------------
                            Total:    $0.0000         $3.4023
---------------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 11/30/96 :  46.11%
-------------------------------------------------------------------------------
/1/Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER
             PORTFOLIO OF INVESTMENTS                         NOVEMBER 30, 1996

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES               RATES           VALUE
 ---------                            -------------------- ----------------- -------------
 U.S. GOVERNMENT OBLIGATIONS -
   24.89%
  $75,588  U.S. Treasury Bonds+(1).   08/15/13 to 08/15/26 6.750 to 12.000%  $  85,612,841
   25,917  U.S. Treasury Notes.....   10/31/00 to 09/30/01 5.750 to  6.375      26,395,929
                                                                             -------------
 Total U.S. Government Obligations
  (cost - $109,403,600).............                                           112,008,770
                                                                             -------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -
   14.45%
    5,010  GNMA TBA................           TBA                7.500           5,078,888
   38,407  GNMA....................   01/15/24 to 03/15/26       7.500          38,934,718
      348  GNMA....................   10/15/16 to 05/15/18       9.000             375,221
      156  GNMA....................         08/15/17             9.500             170,192
    2,299  GNMA....................   06/15/11 to 02/15/16      11.000           2,573,173
   15,712  GNMA....................         09/15/20            11.500          17,867,356
                                                                             -------------
 Total Government National Mortgage
  Association Certificates
  (cost - $64,191,100)..............                                            64,999,548
                                                                             -------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES -
   12.50%
      372  FHLMC...................         03/01/09             6.500             372,280
      201  FHLMC...................         08/01/25             7.000             199,861
    6,439  FHLMC ARM+..............         10/01/23             7.787*          6,657,492
    9,630  FHLMC TBA...............           TBA                8.000           9,906,863
   15,355  FHLMC...................         04/01/25             9.000          16,403,544
    2,858  FHLMC...................         09/01/05            10.000           3,059,196
    4,228  FHLMC...................   06/01/04 to 12/01/05      10.500           4,496,498
    7,533  FHLMC+..................         01/01/16            11.000           8,458,489
    5,892  FHLMC...................         10/01/16            11.500           6,709,057
                                                                             -------------
 Total Federal Home Loan Mortgage
  Corporation Certificates
  (cost - $49,302,843)..............                                            56,263,280
                                                                             -------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES -
   23.15%
   19,550  FNMA TBA COFI ARM.......           TBA                6.089*         19,525,563
   32,352  FNMA....................   07/01/17 to 02/01/25       7.000          32,110,961
    3,600  FNMA TBA................           TBA                7.000           3,572,978
    5,192  FNMA....................   02/01/14 to 07/01/25       7.500           5,253,068
   17,774  FNMA TBA................           TBA                7.500          17,979,503
    1,923  FNMA....................         09/17/19             7.750           1,981,673
   20,000  FNMA TBA................           TBA                8.000          20,556,240
    3,010  FNMA....................         05/01/09             9.000           3,177,577
                                                                             -------------
 Total Federal National Mortgage
  Association Certificates
  (cost - $102,096,932).............                                           104,157,563
                                                                             -------------
 U.S. GOVERNMENT AGENCY BACKED
  NOTES - 32.61%
   85,000  Federal Home Loan
            Mortgage Discount
            Notes..................   12/11/96 to 12/19/96  5.200 to 5.225      84,826,105
   26,500  Federal Home Loan
            Mortgage Corporation+..   09/23/99 to 09/08/04  7.420 to 7.980      26,832,382
   35,205  Federal National
            Mortgage Association...   12/10/03 to 09/20/06  5.800 to 7.930      35,099,350
                                                                             -------------
 Total U.S. Government Agency Backed
  Notes (cost - $152,040,676).......                                           146,757,837
                                                                             -------------
 COLLATERALIZED MORTGAGE OBLIGATIONS - 8.23%
    9,219  FNMA REMIC, Trust 1987-
            2, Class Z.............         11/25/17            11.000          10,444,764
    4,993  CS First Boston Mortgage
            Securities Corp.,
            Series 1995-WF1, Class
            A1.....................         12/21/27             6.452           4,947,325
      255  Collateralized Mortgage
            Obligation Trust,
            Series 14, Class Z.....         01/01/17             8.000             259,550
    6,080  DLJ Mortgage Acceptance
            Corp., Series 1996-CFZ,
            Class A1A..............         11/12/21             6.860           6,213,000
    5,350  GMAC Commercial Mortgage
            Securities, Inc.,
            Series 1996-C1, Class
            A2A....................         09/15/03             6.790           5,436,670
    6,551  Merrill Lynch Mortgage
            Investors, Inc., Series
            1996-C, Class A1.......         04/25/28             7.150           6,677,748
    3,052  Morgan Stanley Capital
            1, Inc., Series 1996-
            BKU1, Class A++........         10/15/10             6.476           3,059,093
                                                                             -------------
 Total Collateralized Mortgage
  Obligations (cost - $36,452,138)..                                            37,038,150
                                                                             -------------

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER

 NUMBER OF
 CONTRACTS                                                           VALUE
 ---------                                                       -------------
 CALL OPTIONS - 0.10%
     400   U.S. Treasury Bond; par
            value $40,000,000;
            price 109.375;
            expiring Jan 97
            (cost - $343,025).....                               $     437,500
                                                                 -------------
 PRINCIPAL
  AMOUNT                                MATURITY      INTEREST
   (000)                                  DATES         RATES
 ---------                           --------------  ----------
 REPURCHASE AGREEMENTS - 0.88%
   3,956   Repurchase agreement
            dated 11/29/96 with
            First Chicago Capital
            Markets, Inc.,
            collateralized by
            $3,613,067 U.S.
            Treasury Notes, 7.875%
            due 11/15/04;
            proceeds: $3,957,863
            (cost - $3,956,000)...      12/02/96       5.650%        3,956,000
                                                                 -------------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED - 9.59%
 REPURCHASE AGREEMENTS - 9.59%
  20,000   Repurchase agreement
            dated 11/29/96 with
            Citicorp Securities,
            Inc., collateralized
            by $18,695,000 U.S.
            Treasury Bonds, 7.125%
            due 02/15/23;
            proceeds: $20,009,450.      12/02/96       5.670        20,000,000
  20,000   Repurchase agreement
            dated 11/29/96 with
            Dresdner Securities
            (USA), Inc.,
            collateralized by
            $19,691,000 U.S.
            Treasury Notes, 6.000%
            due 05/31/98;
            proceeds: $20,009,417.      12/02/96       5.650        20,000,000
   3,150   Repurchase agreement
            dated 11/29/96 with
            First Chicago Capital
            Markets, Inc.,
            collateralized by
            $2,876,933 U.S.
            Treasury Notes, 7.875%
            due 11/15/04;
            proceeds: $3,151,483..      12/02/96       5.650         3,150,000
                                                                 -------------
 Total Investments of Cash
  Collateral for Securities Loaned
  (cost - $43,150,000).............                                 43,150,000
                                                                 -------------
 Total Investments (cost -
   $560,936,314) - 126.40%.........                                568,768,648
 Liabilities in excess of other
  assets - (26.40)%................                               (118,809,784)
                                                                 -------------
 Net Assets - 100.00%..............                              $ 449,958,864
                                                                 =============

--------
 *   Adjustable rate instrument
 + Entire or partial amount pledged as collateral for futures and written options transactions
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(1)  Portion of security was on loan at November 30, 1996
ARM Adjustable Rate Mortgage Security; the interest rate shown is the current rate at November 30, 1996
COFI Eleventh District Federal Home Loan Bank Cost of Funds index
REMIC Real Estate Mortgage Investment Conduit
TBA (To Be Announced) Securities are purchased on a forward commitment basis with approximated (generally +/-1.0%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when mortgage pools are assigned.
WRITTEN OPTIONS OPEN

                  PRINCIPAL
                    AMOUNT                       EXPIRATION EXERCISE
                  OF OPTIONS UNDERLYING CONTRACT    DATE     PRICE     VALUE
                  ---------- ------------------- ---------- -------- ----------
Call.............    325       Treasury Bonds      Feb 97   $116.00  $  690,628
Call.............    800       Treasury Bonds      Jan 97    117.00     537,500
Put..............    300       Treasury Bonds      Feb 97    104.00      18,750
                                                                     ----------
                                                                     $1,246,878
                                                                     ==========

FUTURES CONTRACTS

 NUMBER OF                                       IN      EXPIRATION  UNREALIZED
 CONTRACTS      CONTRACTS TO DELIVER        EXCHANGE FOR    DATE    APPRECIATION
 --------- ------------------------------   ------------ ---------- ------------
  114      Treasury Bonds................    $13,146,688     Mar 97     $ 63,063
  137      5 year Treasury Notes.........     14,783,156     Mar 97       42,812
                                                                        --------
                                                                        $105,875
                                                                        ========

                See accompanying notes to financial statements

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER
             PORTFOLIO OF INVESTMENTS                         NOVEMBER 30, 1996

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES              VALUE
 ---------                            -------------------- ----------------     ------------
 CORPORATE BONDS - 89.84%
 Airlines - 4.13%
           Delta Air Lines
  $10,500   Incorporated...........   04/30/16 to 12/15/22   10.375 to 10.500%  $ 13,213,611
                                                                                ------------
 Banking - 5.30%
           Chase Manhattan
    6,000   Corporation............         08/01/04               7.875           6,182,778
    5,000  Citicorp................         11/01/04               8.625           5,332,745
    5,000  Southtrust Bank Alabama.         05/15/25*              7.690           5,418,985
                                                                                ------------
                                                                                  16,934,508
                                                                                ------------
 Broker/Dealer - 4.58%
           Donaldson Lufkin &
            Jenrette Securities
    5,000   Corporation............         11/01/05               6.875           4,983,900
           Lehman Brothers
    8,800   Incorporated...........         05/01/07               8.500           9,674,940
                                                                                ------------
                                                                                  14,658,840
                                                                                ------------
 Business Machines - 1.41%
           Digital Equipment
    4,500   Corporation............         11/01/12               8.625           4,491,855
                                                                                ------------
 Cable/Communications - 7.25%
           Continental Cablevision
    7,000   Incorporated...........         05/15/06                  8.300        7,637,252
           TCI Communications
    8,000   Incorporated...........         08/01/15               8.750           7,854,671
    7,000  TKR Cable Incorporated..         10/30/07              10.500           7,705,390
                                                                                ------------
                                                                                  23,197,313
                                                                                ------------
 Diversified/Industrial - 5.89%
           American Standard
    4,000   Incorporated...........         05/15/04              11.375           4,300,000
    2,000  Hawk Corporation........         12/01/03              10.250           2,040,000
           International Knife &
    2,000   Saw Incorporated.......         11/15/06              11.375           2,050,000
           Joy Technologies
    5,000   Incorporated...........         09/01/03              10.250           5,475,000
           Mark IV Industries
    5,000   Incorporated...........         04/01/06               7.750           4,966,520
                                                                                ------------
                                                                                  18,831,520
                                                                                ------------
 Hotel/Gaming - 5.00%
           Bally's Grand
    5,000   Incorporated...........         12/15/03            10.375             5,619,500
    4,000  GNS Finance Corporation.         03/15/03               9.250           4,180,000
           HMH Properties
    6,000   Incorporated...........         05/15/05               9.500           6,195,000
                                                                                ------------
                                                                                  15,994,500
                                                                                ------------
 Household & Consumer Products -
   1.57%
    5,000  Nabisco Incorporated....         06/15/15             7.550             5,024,405
                                                                                ------------
 Insurance -11.60%
    7,000  American Re Corporation.         09/15/04            10.875             7,564,081
    2,400  Chubb Corporation.......         11/15/99             8.750             2,486,014
           Equitable Life
    5,000   Assurance..............         12/01/05             6.950             5,024,755
           Lumbermans Mutual
   10,625   Casualty Company.......         07/01/26             9.150            11,843,486
           Prudential Insurance
    9,500   Company of America.....         07/01/25             8.300            10,188,522
                                                                                ------------
                                                                                  37,106,858
                                                                                ------------

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------  ------------
 CORPORATE BONDS - (CONTINUED)
 Media - 7.70%
           News America Holdings
  $ 9,000   Incorporated...........   10/17/08 to 10/15/12 7.375 to 10.125% $  9,818,030
           Time Warner
    5,000   Incorporated...........         01/15/13            9.125          5,512,825
   10,000  Viacom Incorporated.....         01/15/16            7.625          9,303,830
                                                                            ------------
                                                                              24,634,685
                                                                            ------------
 Metals - 2.24%
           Ryerson Tull
    7,000   Incorporated...........         07/15/01            8.500          7,171,955
                                                                            ------------
 Oil/Gas - 2.76%
           Columbia Gas System
    4,500   Incorporated...........         11/28/25            7.620          4,478,031
           Occidental Petroleum
    3,750   Corporation............         06/01/19           11.125          4,355,261
                                                                            ------------
                                                                               8,833,292
                                                                            ------------
 Paper - 3.40%
           Owens-Illinois
    5,000   Incorporated...........         12/01/03           11.000          5,531,250
           Stone Consolidated
    5,000   Corporation............         12/15/00           10.250          5,312,500
                                                                            ------------
                                                                              10,843,750
                                                                            ------------
 Printing/Publishing - 1.53%
           Valassis Inserts
    4,750   Incorporated...........         03/15/99            9.375          4,901,387
                                                                            ------------
 Retail - 5.15%
           Hook SuperX
    4,500   Incorporated...........         06/01/02           10.125          4,839,971
           Mays Department Stores
    5,950   Co.....................         06/15/21            9.875          6,922,462
    5,000  Shopko Stores...........         03/15/22            9.250          4,720,895
                                                                            ------------
                                                                              16,483,328
                                                                            ------------
 Telephone Companies &
  Telecommunications - 3.35%
    5,000  Pacific Bell............         08/15/31            8.500          5,459,260
           Rogers Cantel Mobile
    5,000   Incorporated...........         06/01/08            9.375          5,250,000
                                                                            ------------
                                                                              10,709,260
                                                                            ------------
 Utilities - 9.68%
           Commonwealth Edison
    5,000   Company................         06/15/20            9.875          5,851,130
    7,000  Cooperative Utilities...         03/15/19            9.520          7,609,511
    7,750  Duke Power Company......         03/01/21            8.750          8,064,681
           Louisiana Power & Light
    5,000   Company................         07/01/22            8.500          5,137,650
           New York State Electric
      769   & Gas Company..........         02/01/20            9.875            771,319
           Texas Utilities Electric
    3,000   Company................         05/01/21            9.750          3,529,920
                                                                            ------------
                                                                              30,964,211
                                                                            ------------
 Yankee - 7.30%
           Banca Commerziale
    4,500   Italiana...............         07/15/07            8.250          4,937,099
           Loewen Group
            International
    5,000   Incorporated...........         10/15/03            8.250          5,167,830
           Polysindo International
    2,000   Finance Company BV.....         06/15/06           11.375          2,150,000
   11,000  Quebec Province CDA.....   07/15/23 to 02/09/24 7.125 to 7.500     11,088,746
                                                                            ------------
                                                                              23,343,675
                                                                            ------------
 Total Corporate Bonds (cost -
   $276,474,453)....................                                         287,338,953
                                                                            ------------

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                   MATURITY          INTEREST
   (000)                                    DATES             RATES          VALUE
 ---------                           -------------------- --------------  ------------
 U.S. GOVERNMENT OBLIGATIONS - 4.08%
           United States Treasury
            Notes(1) (cost -
  $12,800    $12,936,945)..........  09/30/00 to 08/15/05 6.125 to 6.500% $ 13,032,625
                                                                          ------------
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES - 3.71%
           FNMA (cost -
   11,970    $11,712,259)..........  07/01/25 to 04/01/26     7.000         11,880,521
                                                                          ------------
 REPURCHASE AGREEMENTS - 0.83%
    2,656  Repurchase agreement
            dated 11/29/96, with
            Dresdner Securities
            (USA), Inc.,
            collateralized by
            $2,273,000 U.S.
            Treasury Bonds, 8.125%
            due 05/15/21; proceeds:
            $2,657,251 (cost -
             $2,656,000)...........        12/02/96           5.650          2,656,000
                                                                          ------------
 Total Investments (cost -
   $303,779,657) - 98.46%...........                                       314,908,099
 Other assets in excess of
  liabilities - 1.54%...............                                         4,910,009
                                                                          ------------
 Net Assets - 100.00%...............                                      $319,818,108
                                                                          ============

--------
* Maturity date reflects earliest date bonds can be put back to issuer
(1)Entire amount pledged as collateral for written options transactions.

WRITTEN OPTIONS OPEN

                  PRINCIPAL
                    AMOUNT                         EXPIRATION EXERCISE
                  OF OPTIONS  UNDERLYING CONTRACT     DATE     PRICE    VALUE
                  ---------- --------------------- ---------- -------- --------
Call.............    200     5 year Treasury Notes   Feb 97   $116.00  $425,000
Put..............    200     5 year Treasury Notes   Feb 97    104.00    12,500
                                                                       --------
                                                                       $437,500
                                                                       ========


                 See accompanying notes to financial statements

 HIGH INCOME FUND
PAINEWEBBER
             PORTFOLIO OF INVESTMENTS                         NOVEMBER 30, 1996

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------  ------------
 CORPORATE BONDS - 86.22%
 Aerospace - 2.00%
           SabreLiner Corporation
  $ 6,150   Series A...............         04/15/03           12.500%      $  5,719,500
    5,000  Wyman Gordon............         03/15/03           10.750          5,375,000
                                                                            ------------
                                                                              11,094,500
                                                                            ------------
 Airlines - 0.71%
           Airplane Pass Through
    3,500   Trust..................         03/15/19           10.875          3,902,500
           USAfrica Airways
    8,500#  Incorporated++.........         05/31/99           12.000(a)               0
                                                                            ------------
                                                                               3,902,500
                                                                            ------------
 Cable - 7.12%
           Diamond Cable
    7,000   Communications.........         12/15/05           11.750+         4,882,500
    5,000  Fundy Cable.............         11/15/05           11.000          5,250,000
           International CableTel
    7,500   Incorporated...........         02/01/06           11.500+         4,818,750
           Lenfest Communications
    3,000   Incorporated...........         11/01/05            8.375          2,902,500
    5,000  Marcus Cable Company....         12/15/05           14.250+         3,425,000
   13,000  Telewest PLC............         10/01/07           11.000+         8,807,500
    4,000  Tevecap S.A.**..........         11/26/04           12.625          4,100,000
           UIH Australia Pacific
   10,000   Incorporated...........         05/15/06           14.000+         5,250,000
                                                                            ------------
                                                                              39,436,250
                                                                            ------------
 Chemicals - 0.63%
           Texas Petrochemical
    3,250   Corporation**..........         07/01/06           11.125          3,477,500
                                                                            ------------
 Communications - 9.78%
   10,500  Comcast Cellular........         03/05/00            7.695*         7,560,000
           GST Telecommunications
   15,400   Incorporated...........         12/15/05           13.875+         9,009,000
           Intelcom Group USA
    8,000   Incorporated**.........         09/15/05           13.500+         5,520,000
           Nextel Communications
   10,000   Incorporated...........   09/01/03 to 08/15/04 9.750 to 11.500+    7,000,312
           PageMart Nationwide
    2,000   Incorporated...........         02/01/05           15.000+         1,360,000
           Paging Network
    4,750   Incorporated...........         10/15/08           10.000          4,750,000
           People's
            Telecommunications
    5,250   Company................         07/15/02           12.250          5,460,000
           RSL Communications
    5,000   Limited**..............         11/15/06           12.250          5,000,000
           Shared Technologies
    3,500   Fairchild**............         03/01/06           12.250+         2,878,750
    9,250  Viatel Incorporated.....         01/15/05           15.000+         5,596,250
                                                                            ------------
                                                                              54,134,312
                                                                            ------------
 Consumer Manufacturing - 3.24%
           Apparel Ventures
    7,515   Incorporated...........         12/31/00           12.250          5,711,400
    4,606  Chattem Incorporated....         06/15/04           12.750          4,859,330
    5,200  Decorative Home Accents.         06/30/02           13.000          3,484,000
    7,500  Icon Health & Fitness**.         11/15/06           14.000          3,900,000
                                                                            ------------
                                                                              17,954,730
                                                                            ------------
 Energy - 6.53%
    4,000  Cliffs Drilling Company.         05/15/03           10.250          4,210,000
    4,400  Crown Central Petroleum.         02/01/05           10.875          4,466,000
    8,500  Empire Gas Corporation..         07/15/04            7.000+         7,458,750
    3,625  Parker Drilling Company.         11/15/06            9.750          3,751,875
    8,000  Petroleos Mexicanos.....         12/01/23            8.625          6,480,000
           Transamerican Refining
    5,000   Corporation............         02/15/02           18.500+         4,062,500
           TransTexas Gas
    5,250   Corporation............         06/15/02           11.500          5,696,250
                                                                            ------------
                                                                              36,125,375
                                                                            ------------

 HIGH INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY      INTEREST
   (000)                                      DATES         RATES       VALUE
 ---------                               --------------  ----------  ------------
 CORPORATE BONDS - (CONTINUED)
 Entertainment - 1.54%
  $ 2,500  Cobb Theatres..............      03/01/03      10.625%    $  2,612,500
           United Artists Theatre
    6,446   Circuit...................      07/01/15       9.300        5,930,763
                                                                     ------------
                                                                        8,543,263
                                                                     ------------
 Finance - 0.89%
    5,000  Imperial Credit Industries.      01/15/04       9.750        4,925,000
                                                                     ------------
 Food & Beverage - 7.73%
    7,000  American Rice Incorporated.      07/31/02      13.000        6,755,000
           Fresh Delmonte Produce
    4,500   N.V. .....................      05/01/03      10.000        4,297,500
   42,000  Iowa Select Farms++........      02/15/04      17.250+      26,502,000
           TLC Beatrice International
    5,000   Holdings..................      10/01/05      11.500        5,256,250
                                                                     ------------
                                                                       42,810,750
                                                                     ------------
 Gaming - 2.12%
           El Comandante Capital
    4,075   Corporation...............      12/15/03      11.750        3,912,000
           Grand Palais Casino
    9,401#  Incorporated++............      11/01/97      18.250(a)             0
    5,770  PRT Funding Incorporated...      04/15/04      11.625        4,731,400
           Sam Houston Race Park
    7,391   Limited...................      09/01/01      11.000        3,067,176
                                                                     ------------
                                                                       11,710,576
                                                                     ------------
 General Industrial - 7.71%
    5,525  Alpine Group...............      07/15/03      12.250        6,022,250
    5,125  Avondale Mills.............      05/01/06      10.250        5,291,563
    5,500  Dominion Textile USA.......      04/01/06       9.250        5,610,000
    3,750  EKCO Group Incorporated....      04/01/06       9.250        3,637,500
           Goss Graphic Systems
    4,250   Incorporated..............      10/15/06      12.000        4,281,875
    6,450  Jordan Industries..........      08/01/05      11.750+       4,966,500
    6,000  Poindexter JB Incorporated.      05/15/04      12.500        5,880,000
           Polysindo International
    6,500   Finance Company B.V. .....      06/15/06      11.375        6,987,500
                                                                     ------------
                                                                       42,677,188
                                                                     ------------
 Healthcare - 0.53%
           Mariner Health Group
    3,000   Incorporated..............      04/01/06       9.500        2,925,000
                                                                     ------------
 Homebuilding - 1.79%
    4,000  Ryland Group Incorporated..      07/01/06      10.500        4,120,000
    5,228  Trizec Finance.............      10/15/05      10.875        5,763,870
                                                                     ------------
                                                                        9,883,870
                                                                     ------------
 Hotels & Lodging - 0.68%
    3,750  HMC Acquisition Properties.      12/15/07       9.000        3,750,000
                                                                     ------------
 Media - 9.48%
    8,000  Affiliated Newspapers......      07/01/06      13.250+       6,440,000
   11,000  Grupo Televisa S.A.**......      05/15/08      13.250+       7,232,500
           Hollinger International
    4,000   Publishing................      02/01/06       9.250        3,920,000
           Inter Act Systems
    9,000   Incorporated**............      08/01/03      14.000+       6,120,000
           KIII Communications
    4,500   Corporation...............      02/01/06       8.500        4,398,750

 HIGH INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                   MATURITY      INTEREST
   (000)                                     DATES         RATES        VALUE
 ---------                              --------------  ----------   ------------
 CORPORATE BONDS - (CONTINUED)
 Media - (concluded)
           NeoData Services
  $ 5,500   Incorporated.............      05/01/03       12.000%    $  5,720,000
    5,750  Newsquest Capital PLC**...      05/01/06       11.000        5,865,000
           Pegasus Media &
            Communications
    5,000   Incorporated.............      07/01/05       12.500        5,412,500
           Petersen Publishing
    2,375   Company**................      11/15/06       11.125        2,434,375
           Sullivan Graphics
    5,000   Incorporated.............      08/01/05       12.750        4,925,000
                                                                     ------------
                                                                       52,468,125
                                                                     ------------
 Metal/Mineral/Steel - 2.01%
           Commonwealth Aluminum
    3,500   Corporation**............      10/01/06       10.750        3,578,750
    4,000  WCI Steel Incorporated....      12/01/04       10.000        4,040,000
           Weirton Steel
    3,600   Corporation**............      07/01/04       11.375        3,528,000
                                                                     ------------
                                                                       11,146,750
                                                                     ------------
 Packaging - 5.61%
    3,400  Doman Industries Limited..      03/15/04        8.750        3,170,500
           FSW International Finance
    3,500   Company B.V.**...........      11/01/06       12.500        3,631,250
           Grupo Industrial Durango
    2,500   S.A. ....................      08/01/03       12.625        2,700,000
           Indah Kiat International
    4,000   Finance Company B.V......      06/15/06       12.500        4,380,000
    4,000  Indah Kiat Paper & Pulp...      11/01/00        8.875        3,980,000
           Owens-Illinois
    7,000   Incorporated.............      12/01/03       11.000        7,743,750
    2,250  Printpack Incorporated**..      08/15/06       10.625        2,362,500
    2,950  Quno Corporation..........      05/15/05        9.125        3,053,250
                                                                     ------------
                                                                       31,021,250
                                                                     ------------
 Retail - 3.85%
    6,000  Big Five Holdings.........      09/15/02       13.625        6,120,000
    5,000  Brown Group Incorporated..      10/15/06        9.500        5,012,500
           County Seat Stores
    2,500   Incorporated.............      10/01/02       12.000(a)       675,000
    4,000  CSK Auto Incorporated**...      11/01/06       11.000        4,120,000
           Great American Cookie
    6,000   Incorporated.............      01/15/01       10.875        5,400,000
                                                                     ------------
                                                                       21,327,500
                                                                     ------------
 Supermarkets & Drugstores - 3.06%
    4,367  Di Giorgio Corporation....      02/15/03       12.000        4,410,670
   22,004  Farm Fresh Holdings.......      10/01/02       14.250        2,475,431
    6,750  Pantry Incorporated.......      11/15/00       12.000        6,412,500
    3,885  Pueblo Xtra International.      08/01/03        9.500        3,651,900
                                                                     ------------
                                                                       16,950,501
                                                                     ------------
 Transport Non-Air - 6.95%
           Collins & Aikman Products
    4,750   Company..................      04/15/06       11.500        5,070,625
    4,000  Gearbulk Holding Limited..      12/01/04       11.250        4,360,000
           Hayes Wheels International
    3,375   Incorporated.............      07/15/06       11.000        3,619,687
           Newport News Shipbuilding
    3,250   Incorporated**...........      12/01/06        9.250        3,323,125
           Petro PSC Properties
    7,406   L.P. ....................      06/01/02       12.500        7,480,060
    3,250  Stena Shipping............      12/15/05       10.500        3,461,250
           Viking Star Shipping
    6,700   Incorporated.............      07/15/03        9.625        7,001,500
    4,000  Walbro Corporation........      07/15/05        9.875        4,130,000
                                                                     ------------
                                                                       38,446,247
                                                                     ------------

 HIGH INCOME FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                  MATURITY      INTEREST
   (000)                                    DATES         RATES       VALUE
 ---------                             --------------  ----------  ------------
 CORPORATE BONDS - (CONCLUDED)
 Utilities - 2.26%
  $ 3,000  Calenergy Incorporated**..     09/15/06        9.500%   $  3,097,500
    5,750  Calpine Corporation.......     02/01/04        9.250       5,778,750
           Panda Funding
    3,500   Corporation**............     08/20/12       11.625       3,657,500
                                                                   ------------
                                                                     12,533,750
                                                                   ------------
 Total Corporate Bonds (cost -
  $497,173,557).......................                              477,244,937
                                                                   ------------
 CONVERTIBLE BONDS - 1.33%
 Cable - 0.46%
           International CableTel
    2,750   Incorporated**...........     06/15/08        7.000       2,516,250
                                                                   ------------
 Communications - 0.31%
    1,925  GST Telecommunications
            Incorporated.............     12/15/05       13.875+      1,732,500
                                                                   ------------
 Technology - 0.56%
           Softkey International
    3,750   Incorporated.............     11/01/00        5.500       3,112,500
                                                                   ------------
 Total Convertible Bonds (cost -
   $7,047,726)........................                                7,361,250
                                                                   ------------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCK (A) - 3.38%
 Communications - 0.46%
   38,955  PageMart Nationwide Incorporated.......................      277,554
  333,925  Viatel Incorporated....................................    2,253,994
                                                                   ------------
                                                                      2,531,548
                                                                   ------------
 Food & Beverage - 0.03%
  240,000  Specialty Foods Acquisition Corporation................      180,000
                                                                   ------------
 Gaming - 1.69%
  744,101  Casino America Incorporated............................    2,511,341
  768,570  Colorado Gaming & Entertainment Company................    3,458,564
  481,666  Hollywood Casino Corporation...........................    2,107,289
  364,322  Lady Luck Gaming Corporation...........................      819,725
    1,968  SHRP Equity Incorporated...............................      452,640
                                                                   ------------
                                                                      9,349,559
                                                                   ------------
 General Industrial - 0.03%
    1,400  Communications & Power++...............................      140,000
                                                                   ------------
 Supermarkets & Drugstores - 0.07%
   21,787  Duane Reade Corporation................................      183,010
   40,000  Farm Fresh Holdings....................................      200,000
                                                                   ------------
                                                                        383,010
                                                                   ------------

 HIGH INCOME FUND
PAINEWEBBER

 NUMBER OF
   SHARES                          VALUE
 ----------                    -------------
 COMMON STOCK
  (A) -
   (CONCLUDED)
 Technology -
   1.10%
            Ampex
    594,328  Incorporated..... $   6,091,862
                               -------------
 Total Common Stock (cost -
   $11,380,951)...............    18,675,979
                               -------------
 PREFERRED STOCK
  (A) - 5.93%
 Cable - 0.54%
            Cablevision
             Systems
     32,437  Corporation......     2,972,813
                               -------------
 Communications -
   0.73%
            Intelcom Group
             USA,
      3,757  Incorporated.....     4,039,159
                               -------------
 Entertainment -
   2.05%
            Time Warner
     10,483  Incorporated ....    11,360,951
                               -------------
 Food & Beverage -
   0.19%
            Ameriking
      1,000  Incorporated.....     1,060,000
                               -------------
 General
  Industrial -
   0.43%
            Communications &
     23,664  Power++**........     2,397,329
                               -------------
 Healthcare -
   0.65%
            Fresenius Medical
             Care Capital
      3,500  Trust............     3,561,250
                               -------------
 Retail - 1.34%
         70 Signet Group......     7,420,000
                               -------------
 Total Preferred Stock (cost -
   $32,201,863)...............    32,811,502
                               -------------
 NUMBER OF
  WARRANTS
 ----------
 WARRANTS (A) -
   0.95%
 Aerospace - 0.01%
            SabreLiner
      8,400  Corporation......        42,000
                               -------------
 Communications -
   0.11%
            Clearnet
             Communications
     14,025  Incorporated.....        98,175
            Intelcom Group
             USA,
     26,400  Incorporated.....       422,400
            PageMart
             Nationwide
     27,600  Incorporated.....       151,800
                               -------------
                                     672,375
                               -------------
 Consumer
  Manufacturing -
   0.35%
            AVI Holdings
      8,350  Incorporated.....        41,750
            Chattem
     11,000  Incorporated.....       134,750
            Decorative Home
      5,200  Accents..........        31,200
            Icon Health &
     14,000  Fitness..........     1,750,000
                               -------------
                                   1,957,700
                               -------------
 Energy - 0.08%
            Empire Gas
     11,730  Corporation......        46,920
            Transamerican
             Refining
    183,754  Corporation......       367,508
                               -------------
                                     414,428
                               -------------

 HIGH INCOME FUND
PAINEWEBBER

 NUMBER OF
 WARRANTS                                                              VALUE
 ---------                                                          ------------
 WARRANTS (A) - (CONCLUDED)
 Food & Beverage - 0.12%
  420,000  Iowa Select Farms++....................................  $    630,000
                                                                    ------------
 Gaming - 0.11%
   76,848  Casino America Incorporated............................       215,174
   10,075  HDA Management Corporation.............................       395,545
                                                                    ------------
                                                                         610,719
                                                                    ------------
 Homebuilding - 0.01%
   39,500  Capital Pacific Holdings Incorporated..................        53,325
                                                                    ------------
 Media - 0.09%
   12,000  Affiliated Newspapers..................................       360,000
      500  Pegasus Media & Communications Incorporated............       141,500
                                                                    ------------
                                                                         501,500
                                                                    ------------
 Retail - 0.00%
    1,080  Cookies USA Incorporated...............................        10,800
    8,000  County Seat Stores Incorporated........................            80
                                                                    ------------
                                                                          10,880
                                                                    ------------
 Transport Non-Air - 0.07%
    7,406  Petro PSC Properties L.P...............................       370,300
                                                                    ------------
 Total Warrants (cost - $6,529,512)...............................     5,263,227
                                                                    ------------
 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                            DATE     RATE
 ---------                                        -------- --------
 REPURCHASE AGREEMENT - 0.80%
   $4,433  Repurchase Agreement dated 11/29/96,
            with Citibank Securities
            Incorporated, collateralized by
            $3,890,000 U.S. Treasury Bonds,
            7.625% due 02/15/25; proceeds:
            $4,435,095 (cost - $4,433,000).....   12/02/96  5.670%     4,433,000
                                                                    ------------
 Total Investments (cost -  $558,766,609) -
  98.61%........................................                     545,789,895
 Other assets in excess of liabilities - 1.39%..                       7,711,251
                                                                    ------------
 Net Assets - 100.00%...........................                    $553,501,146
                                                                    ============

--------
 # Security represents a unit which is composed of the stated bond with attached warrants or common stock.
 ++Illiquid securities representing 5.4% of portfolio assets
(a) Non-income producing security
 + Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 * Yield to maturity at purchase date


                See accompanying notes to financial statements

PAINEWEBBER
             STATEMENT OF ASSETS AND LIABILITIES              NOVEMBER 30, 1996

                                         U.S.        INVESTMENT
                                      GOVERNMENT       GRADE          HIGH
                                      INCOME FUND   INCOME FUND    INCOME FUND
                                     -------------  ------------  -------------
Assets
Investments in securities, at value
 (cost--$560,936,314, $303,779,657
 and $558,766,609, respectively)...  $ 568,768,648  $314,908,099  $ 545,789,895
Cash...............................          6,508           378      1,067,542
Receivable for investments sold....     13,834,247     8,131,626      6,540,291
Interest receivable................      4,488,929     7,146,274     10,079,265
Variation margin receivable........        150,406       --            --
Receivable for shares of beneficial
 interest sold.....................         24,925        72,184      1,773,528
Other assets.......................        275,188        63,857         12,802
                                     -------------  ------------  -------------
Total assets.......................    587,548,851   330,322,418    565,263,323
                                     -------------  ------------  -------------
Liabilities
Payable for investments purchased..     89,735,553     7,992,186      7,481,141
Collateral for securities loaned...     43,150,000       --            --
Payable for shares of beneficial
 interest repurchased..............      1,558,313       552,539      1,544,119
Outstanding options written........      1,246,878       437,500            --
Dividends payable..................      1,126,570       912,342      2,055,645
Payable to affiliates..............        341,313       251,351        510,987
Accrued expenses and other
 liabilities.......................        431,360       358,392        170,285
                                     -------------  ------------  -------------
Total liabilities..................    137,589,987    10,504,310     11,762,177
                                     -------------  ------------  -------------
Net Assets
Beneficial interest--$0.001 par
 value (unlimited amount
 authorized).......................    571,340,618   352,582,359    775,850,891
Distributions in excess of net
 investment income.................     (1,124,183)     (534,465)      (859,701)
Accumulated net realized losses
 from investments, futures and
 options transactions..............   (127,771,994)  (43,170,672)  (208,513,330)
Net unrealized appreciation
 (depreciation) of investments,
 futures and options...............      7,514,423    10,940,886    (12,976,714)
                                     -------------  ------------  -------------
Net assets.........................  $ 449,958,864  $319,818,108  $ 553,501,146
                                     =============  ============  =============
Class A:
Net assets.........................  $ 343,836,000  $229,116,927  $ 243,563,844
                                     -------------  ------------  -------------
Shares outstanding.................     38,785,822    21,643,162     33,132,382
                                     -------------  ------------  -------------
Net asset value and redemption
 value per share...................          $8.86        $10.59          $7.35
                                             =====        ======          =====
Maximum offering price per share
 (net asset value plus sales charge
 of 4.00% of offering price).......          $9.23        $11.03          $7.66
                                             =====        ======          =====
Class B:
Net assets.........................  $  61,873,390  $ 58,364,136  $ 215,491,908
                                     -------------  ------------  -------------
Shares outstanding.................      6,978,711     5,514,782     29,332,583
                                     -------------  ------------  -------------
Net asset value and offering price
 per share.........................          $8.87        $10.58          $7.35
                                             =====        ======          =====
Class C:
Net assets.........................  $  37,754,398  $ 32,337,045  $  94,445,394
                                     -------------  ------------  -------------
Shares outstanding.................      4,262,847     3,054,809     12,828,788
                                     -------------  ------------  -------------
Net asset value and offering price
 per share.........................          $8.86        $10.59          $7.36
                                             =====        ======          =====
Class Y:
Net assets.........................  $   6,495,076
                                     -------------
Shares outstanding.................        733,306
                                     -------------
Net asset value, offering price and
 redemption value per share........          $8.86
                                             =====

                See accompanying notes to financial statements

PAINEWEBBER
             STATEMENT OF OPERATIONS        FOR THE YEAR ENDED NOVEMBER 30, 1996

                                             U.S.      INVESTMENT
                                          GOVERNMENT      GRADE        HIGH
                                         INCOME FUND   INCOME FUND  INCOME FUND
                                         ------------  -----------  -----------
Investment income:
Interest................................ $ 36,152,792  $26,802,368  $58,748,671
                                         ------------  -----------  -----------
Expenses:
Investment advisory and administration..    2,517,534    1,685,067    2,656,610
Service fees-Class A....................      948,991      597,257      583,168
Service and distribution fees-Class B...      714,894      636,961    2,043,792
Service and distribution fees-Class C...      336,391      258,103      702,569
Transfer agency and service fees........      361,268      275,606      427,908
Custody and accounting..................      203,792       85,582      267,725
Reports and notices to shareholders.....      198,244      126,705      178,012
Legal and audit.........................       96,381       59,477      117,237
State registration......................       90,899       59,127       60,352
Trustees' fees..........................       12,250       12,250       12,250
Other expenses..........................        2,790       10,139       68,570
                                         ------------  -----------  -----------
                                            5,483,434    3,806,274    7,118,193
                                         ------------  -----------  -----------
Net investment income...................   30,669,358   22,996,094   51,630,478
                                         ------------  -----------  -----------
Realized and unrealized gains (losses)
 from investment activities:
Net realized gains (losses) from:
 Investment transactions................    1,513,412    3,056,319  (16,654,074)
 Futures contracts......................   (6,219,444)     --           --
 Options................................     (928,844)     --           --
Net change in unrealized
 appreciation/depreciation of:
 Investment transactions................  (10,803,869)  (6,910,125)  44,869,407
 Futures contracts......................       69,625      --           --
 Options................................     (423,786)    (187,556)     --
                                         ------------  -----------  -----------
Net realized and unrealized gains
 (losses) from investment activities....  (16,792,906)  (4,041,362)  28,215,333
                                         ------------  -----------  -----------
Net increase in net assets resulting
 from operations........................ $ 13,876,452  $18,954,732  $79,845,811
                                         ============  ===========  ===========


                 See accompanying notes to financial statements

PAINEWEBBER
             STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE YEAR ENDED NOVEMBER 30,
                                                                           1996

                                       U.S.        INVESTMENT
                                    GOVERNMENT        GRADE          HIGH
                                    INCOME FUND    INCOME FUND    INCOME FUND
                                   -------------  -------------  -------------
From operations:
Net investment income............  $  30,669,358  $  22,996,094  $  51,630,478
Net realized gains (losses) from
 investments, futures and options
 transactions ...................     (5,634,876)     3,056,319    (16,654,074)
Net change in unrealized
 appreciation/depreciation of
 investments, futures and
 options.........................    (11,158,030)    (7,097,681)    44,869,407
                                   -------------  -------------  -------------
Net increase in net assets
 resulting from operations.......     13,876,452     18,954,732     79,845,811
                                   -------------  -------------  -------------
Dividends to shareholders from:
Net investment income-Class A....    (23,685,897)   (16,762,230)   (23,043,268)
Net investment income-Class B....     (3,913,989)    (3,992,202)   (18,655,102)
Net investment income-Class C....     (2,575,319)    (2,241,662)    (8,790,237)
Net investment income-Class Y....       (494,153)      --             --
                                   -------------  -------------  -------------
Total dividends to shareholders..    (30,669,358)   (22,996,094)   (50,488,607)
                                   -------------  -------------  -------------
From beneficial interest
 transactions:
Net proceeds from the sale of
 shares..........................     12,039,829     19,750,042    109,863,618
Cost of shares repurchased.......   (137,034,365)   (77,068,314)  (172,117,268)
Proceeds from dividends
 reinvested......................     17,203,944     11,757,555     20,920,719
                                   -------------  -------------  -------------
Net decrease in net assets from
 beneficial interest
 transactions....................   (107,790,592)   (45,560,717)   (41,332,931)
                                   -------------  -------------  -------------
Net decrease in net assets.......   (124,583,498)   (49,602,079)   (11,975,727)
Net assets:
Beginning of year................    574,542,362    369,420,187    565,476,873
                                   -------------  -------------  -------------
End of year......................  $ 449,958,864  $ 319,818,108  $ 553,501,146
                                   =============  =============  =============
                                            FOR THE YEAR ENDED NOVEMBER 30, 1995
From operations:
Net investment income............  $  36,064,828  $  27,324,143  $  65,779,842
Net realized gains (losses) from
 investments, futures and options
 transactions ...................     (1,232,223)     5,724,646    (36,987,965)
Net change in unrealized
 appreciation/depreciation of
 investments, futures and
 options.........................     40,643,621     31,522,859     21,627,563
                                   -------------  -------------  -------------
Net increase in net assets
 resulting from operations.......     75,476,226     64,571,648     50,419,440
                                   -------------  -------------  -------------
Dividends to shareholders from:
Net investment income--Class A...    (26,985,748)   (19,623,343)   (29,457,620)
Net investment income--Class B...     (5,310,026)    (4,818,171)   (24,398,534)
Net investment income--Class C...     (3,591,061)    (2,882,641)   (12,058,241)
Net investment income--Class Y...       (357,072)      --             --
                                   -------------  -------------  -------------
Total dividends to shareholders..    (36,243,907)   (27,324,155)   (65,914,395)
                                   -------------  -------------  -------------
From beneficial interest
 transactions:
Net proceeds from the sale of
 shares..........................     20,857,803     39,567,386    163,583,471
Proceeds from shares issued in
 connection with the acquisition
 of Mitchell Hutchins/Kidder,
 Peabody Intermediate Fixed
 Income Fund.....................     17,397,551       --             --
Proceeds from shares issued in
 connection with the acquisition
 of Mitchell Hutchins/Kidder,
 Peabody Government Income Fund..     43,064,945       --             --
Cost of shares repurchased.......   (167,328,659)  (107,864,824)  (230,082,157)
Proceeds from dividends
 reinvested......................     19,660,388     14,085,541     28,397,685
                                   -------------  -------------  -------------
Net decrease in net assets from
 beneficial interest
 transactions....................    (66,347,972)   (54,211,897)   (38,101,001)
                                   -------------  -------------  -------------
Net decrease in net assets.......    (27,115,653)   (16,964,404)   (53,595,956)
Net assets:
Beginning of year................    601,658,015    386,384,591    619,072,829
                                   -------------  -------------  -------------
End of year......................  $ 574,542,362  $ 369,420,187  $ 565,476,873
                                   =============  =============  =============

                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with six funds: PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively, the "Funds"), PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Utility Income Fund and the newly created PaineWebber Asia Pacific Growth Fund. The financial statements for PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Utility Income Fund and PaineWebber Asia Pacific Growth Fund are not included herein.

Currently, each Fund offers Class A, Class B and Class C shares. U.S. Government Income Fund also offers Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments -- Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

Repurchase Agreements -- The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is

PAINEWEBBER
valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized (with the exception of U.S. Government Income Fund) as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Futures Contracts -- Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The U.S. Government Income Fund primarily used financial futures contracts to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

Option Writing -- When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated

PAINEWEBBER
expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

WRITTEN OPTION ACTIVITY

Transactions in options written for the year ended November 30, 1996 for the U.S. Government Income Fund were as follows:

                                                           NUMBER OF  PREMIUMS
                                                            OPTIONS   RECEIVED
                                                           --------- ----------
Options outstanding at November 30, 1995..................       0   $        0
Options written ..........................................   7,075    2,250,128
Options terminated in closing purchase transactions.......  (2,150)    (742,725)
Options expired...........................................  (3,500)    (684,311)
Options exercised.........................................    --         --
                                                            ------   ----------
Options outstanding at November 30, 1996..................   1,425   $  823,092
                                                            ======   ==========

PAINEWEBBER
Transactions in options written for the year ended November 30, 1996 for the Investment Grade Income Fund were as follows:

                                                             NUMBER OF PREMIUMS
                                                              OPTIONS  RECEIVED
                                                             --------- --------
Options outstanding at November 30, 1995....................      0    $      0
Options written ............................................    400     249,944
Options terminated in closing purchase transactions.........     --       --
Options expired.............................................     --       --
Options exercised...........................................     --       --
                                                                ---    --------
Options outstanding at November 30, 1996....................    400    $249,944
                                                                ===    ========

ACQUISITIONS

Acquisition of Mitchell Hutchins/Kidder, Peabody Government Income Fund ("MH/KP Government Income Fund") -- Effective as of the close of business on October 20, 1995, U.S. Government Income Fund acquired all the net assets of MH/KP Government Income Fund pursuant to a plan of reorganization approved by MH/KP Government Income Fund shareholders on October 19, 1995. The acquisition was accomplished by a tax-free exchange of 4,290,119 Class A, 138,273 Class D (currently Class C) and 342,128 Class C (currently Class Y) shares of U.S. Government Income Fund for 2,722,402 Class A, 87,710 Class B, and 217,018 Class C shares, respectively, of MH/KP Government Income Fund outstanding on October 20, 1995. MH/KP Government Income Fund's net assets at that date, valued at $43,064,945, including accumulated net realized losses of $9,283,707 and net unrealized appreciation of investments of $763,982, were combined with those of the U.S. Government Income Fund.

Acquisition of Mitchell Hutchins/Kidder, Peabody Intermediate Fixed Income Fund ("MH/KP Intermediate Fixed Income Fund") -- Effective as of the close of business on October 20, 1995, U.S. Government Income Fund acquired all the net assets of MH/KP Intermediate Fixed Income Fund pursuant to a plan of reorganization approved by MH/KP Intermediate Fixed Income Fund shareholders on October 19, 1995. The acquisition was accomplished by a tax-free exchange of 1,619,680 Class A, 209,318 Class D (currently Class C) and 98,013 Class C (currently Class Y) shares of U.S. Government Income Fund for 1,199,812 Class A, 154,885 Class B and 72,584 Class C shares, respectively, of MH/KP Intermediate Fixed Income Fund outstanding on October 20, 1995. MH/KP Intermediate Fixed Income Fund's net assets at that date, valued at $17,397,551, including accumulated net realized losses of $2,284,311 and net unrealized appreciation of investments of $444,710, were combined with those of the U.S. Government Income Fund.

PAINEWEBBER
INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At November 30, 1996, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $185,586, $130,591 and $221,402, respectively, in investment advisory and administration fees.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class C shares, respectively. At November 30, 1996, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $145,684, $114,197 and $279,246, respectively, in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended November 30, 1996, it earned $255,689, $244,736 and $1,138,056 in sales charges for the U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

SECURITY LENDING

U.S. Government Income Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. U.S. Government Income Fund will retain record ownership of loaned securities to exercise certain beneficial rights, however, U.S. Government Income Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. U.S. Government Income Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative

PAINEWEBBER
and custody fees. U.S. Government Income Fund's lending agent is PaineWebber, who received no compensation from the Fund for the year ended November 30, 1996.

As of November 30, 1996, U.S. Government Income Fund's custodian held cash and cash equivalents having an aggregate value of $43,150,000 as collateral for portfolio securities loaned having a market value of $42,549,720 for the U.S. Government Income Fund.

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the year ended November 30, 1996, PaineWebber earned $133,159, $83,120 and $131,762 in transfer agency service fees from U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively. At November 30, 1996, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed PaineWebber $10,043, $6,563 and $10,339, respectively, for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at November 30, 1996 was substantially the same as the cost of securities for financial statement purposes.

At November 30, 1996, the components of the net unrealized appreciation (depreciation) of investments were as follows:

                                         U.S.        INVESTMENT
                                      GOVERNMENT       GRADE          HIGH
                                     INCOME FUND    INCOME FUND   INCOME FUND
                                    --------------  ------------  ------------
Gross appreciation (investments
 having an excess of value over
 cost)............................. $    8,420,705  $ 12,542,165  $ 43,933,716
Gross depreciation (investments
 having an excess of cost over
 value)............................       (588,371)   (1,413,723)  (56,910,430)
                                    --------------  ------------  ------------
Net unrealized appreciation
 (depreciation) of investments..... $    7,832,334  $ 11,128,442  $(12,976,714)
                                    ==============  ============  ============

For the year ended November 30, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                         U.S.        INVESTMENT
                                      GOVERNMENT       GRADE          HIGH
                                     INCOME FUND    INCOME FUND   INCOME FUND
                                    --------------  ------------  ------------
Purchases.......................... $1,790,823,019  $361,834,435  $735,458,114
Sales.............................. $1,916,832,363  $379,729,741  $781,798,927

PAINEWEBBER
FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
For the year ended November 30, 1996, the reclassifications arising from permanent book/tax differences resulting in increases (decreases) to the components of net assets as follows:

                                  DISTRIBUTIONS IN
                                     EXCESS OF      ACCUMULATED
                                   NET INVESTMENT   NET REALIZED   BENEFICIAL
                                       INCOME      GAINS (LOSSES)   INTEREST
                                  ---------------- -------------- -------------
U.S. Government Income Fund......     $350,281      $157,145,827  $(157,496,108)
Investment Grade Income Fund.....        5,814        52,074,614    (52,080,428)
High Income Fund.................     (125,716)       64,944,859    (64,819,143)

At November 30, 1996, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of $127,715,208 $43,150,005 and $208,319,708, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 1997 and November 30, 2004. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

The capital loss carryforward for U.S. Government Income Fund includes capital losses acquired pursuant to its reorganizations with MH/KP Government Income Fund and MH/KP Intermediate Fixed Income Fund in the amounts of $8,927,273 and $2,239,627, respectively. The capital loss carryforward for Investment Grade Income Fund includes capital losses acquired during the fiscal year ended November 30, 1995 pursuant to its reorganization with the PaineWebber Income Fund of $11,792,034.

PAINEWEBBER
             SHARES OF BENEFICIAL INTEREST

             THERE IS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED FOR EACH FUND. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                          CLASS A                    CLASS B                    CLASS C                  CLASS Y
                  -------------------------  -------------------------  -------------------------  ---------------------
                    Shares        Amount       Shares        Amount       Shares        Amount      Shares     Amount
                  -----------  ------------  -----------  ------------  -----------  ------------  --------  -----------
U.S. Government Income Fund
Year Ended November 30,
 1996:
Shares sold.....      306,752  $  2,704,540      497,410  $  4,426,086      256,396  $  2,270,244   299,365  $ 2,638,959
Shares
 repurchased....  (10,215,853)  (89,963,321)  (2,756,327)  (24,279,586)  (2,095,274)  (18,501,139) (492,959)  (4,290,319)
Shares converted
 from Class B to
 Class A........       68,275       595,688      (68,267)     (595,688)     --            --          --         --
Dividends
 reinvested.....    1,441,194    12,708,998      263,381     2,322,854      192,882     1,700,766    53,532      471,326
                  -----------  ------------  -----------  ------------  -----------  ------------  --------  -----------
Net decrease....   (8,399,632) $(73,954,095)  (2,063,803) $(18,126,334)  (1,645,996) $(14,530,129) (140,062) $(1,180,034)
                  ===========  ============  ===========  ============  ===========  ============  ========  ===========
Year Ended November 30,
 1995:
Shares sold.....      567,868  $  4,893,780    1,041,362  $  9,030,263      617,760  $  5,366,938   178,845  $ 1,566,822
Shares issued in
 connection with
 the acquisition
 of Mitchell
 Hutchins/Kidder,
 Peabody
 Intermediate
 Fixed Income
 Fund...........    1,619,680    14,625,152      --            --           209,318     1,888,044    98,013      884,355
Shares issued in
 connection with
 the acquisition
 of Mitchell
 Hutchins/Kidder,
 Peabody
 Government
 Income Fund....    4,290,119    38,732,028      --            --           138,273     1,247,330   342,128    3,085,587
Shares
 repurchased....  (11,424,195)  (99,775,829)  (3,971,731)  (34,673,089)  (3,397,945)  (29,578,351) (369,283)  (3,301,390)
Shares converted
 from Class B to
 Class A........      113,269       977,788     (113,269)     (977,788)     --            --          --         --
Dividends
 reinvested.....    1,554,471    13,634,365      365,906     3,205,239      282,504     2,470,539    39,956      350,245
                  -----------  ------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....   (3,278,788) $(26,912,716)  (2,677,732) $(23,415,375)  (2,150,090) $(18,605,500)  289,659  $ 2,585,619
                  ===========  ============  ===========  ============  ===========  ============  ========  ===========
Investment Grade Income Fund
Year Ended November 30,
1996:
Shares sold.....      694,833  $  7,241,666      790,259  $  8,263,221      407,391  $  4,245,155
Shares
 repurchased....   (4,369,069)  (45,365,354)  (1,914,223)  (19,907,506)  (1,132,379)  (11,795,454)
Shares converted
 from Class B to
 Class A........      244,309     2,526,391     (244,394)   (2,526,391)     --            --
Dividends
 reinvested.....      822,442     8,550,479      195,960     2,037,499      112,477     1,169,577
                  -----------  ------------  -----------  ------------  -----------  ------------
Net decrease....   (2,607,485) $(27,046,818)  (1,172,398) $(12,133,177)    (612,511) $ (6,380,722)
                  ===========  ============  ===========  ============  ===========  ============
Year ended November 30,
 1995:
Shares sold.....    1,118,498  $ 11,245,387    1,602,309  $ 16,080,209    1,203,107  $ 12,241,790
Shares
 repurchased....   (6,102,145)  (61,730,284)  (2,170,282)  (22,050,209)  (2,382,752)  (24,084,331)
Shares converted
 from Class B to
 Class A........      166,181     1,661,858     (166,181)   (1,661,858)     --            --
Dividends
 reinvested.....      992,104    10,085,704      248,368     2,525,239      145,268     1,474,598
                  -----------  ------------  -----------  ------------  -----------  ------------
Net decrease....   (3,825,362) $(38,737,335)    (485,786) $ (5,106,619)  (1,034,377) $(10,367,943)
                  ===========  ============  ===========  ============  ===========  ============
High Income Fund
Year Ended November 30,
 1996:
Shares sold.....    3,790,332  $ 27,178,599    8,214,718  $ 58,501,093    3,392,556  $ 24,183,926
Shares
 repurchased....   (8,288,303)  (58,543,490)  (9,936,550)  (70,304,426)  (6,108,246)  (43,269,352)
Shares converted
 from Class B to
 Class A........      496,614     3,557,693     (496,939)   (3,557,693)     --            --
Dividends
 reinvested.....    1,394,710     9,900,817      921,703     6,543,700      629,745     4,476,202
                  -----------  ------------  -----------  ------------  -----------  ------------
Net decrease....   (2,606,647) $(17,906,381)  (1,297,068) $ (8,817,326)  (2,085,945) $(14,609,224)
                  ===========  ============  ===========  ============  ===========  ============
Year Ended November 30,
 1995:
Shares sold.....    4,193,138  $ 29,947,530   10,325,456  $ 73,506,514    8,404,914  $ 60,129,427
Shares
 repurchased....   (8,121,352)  (57,873,371) (13,672,291)  (97,254,677) (10,508,559)  (74,954,109)
Shares converted
 from Class B to
 Class A........      265,832     1,888,065     (266,021)   (1,888,065)     --            --
Dividends
 reinvested.....    1,814,578    12,966,608    1,246,815     8,905,265      911,864     6,525,812
                  -----------  ------------  -----------  ------------  -----------  ------------
Net decrease....   (1,847,804) $(13,071,168)  (2,366,041) $(16,730,963)  (1,191,781) $ (8,298,870)
                  ===========  ============  ===========  ============  ===========  ============

                      [This Page Intentionally Left Blank]

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER

             FINANCIAL HIGHLIGHTS

             SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                            CLASS A
                          ----------------------------------------------------
                                For the Years Ended November 30,
                          ----------------------------------------------------
                            1996      1995         1994       1993      1992
                          --------  --------     --------   --------  --------
Net asset value,
 beginning of period....    $ 9.12    $ 8.50       $10.03     $ 9.98    $ 9.97
                          --------  --------     --------   --------  --------
Net investment income...      0.55      0.58         0.60       0.67      0.75
Net realized and
 unrealized gains
 (losses) from
 investments............     (0.26)     0.62        (1.53)      0.05      0.01
                          --------  --------     --------   --------  --------  ---
Net increase (decrease)
 from investment
 operations.............      0.29      1.20        (0.93)      0.72      0.76
                          --------  --------     --------   --------  --------  ---
Dividends from net
 investment income......     (0.55)    (0.58)       (0.60)     (0.67)    (0.75)
                          --------  --------     --------   --------  --------  ---
Net asset value, end of
 period.................    $ 8.86     $9.12       $ 8.50     $10.03    $ 9.98
                          ========  ========     ========   ========  ========  ===
Total investment return
 (1)....................      3.39%    14.70%       (9.62)%     7.38%     7.92%
                          ========  ========     ========   ========  ========  ===
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $343,836  $430,285     $428,722   $648,923  $703,198
Expenses to average net
 assets.................      0.94%     1.03%(2)     0.95%      0.91%     0.93%
Net investment income to
 average net assets.....      6.24%     6.65%(2)     6.48%      6.60%     7.42%
Portfolio turnover rate.       359%      206%         358%        83%       28%

--------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER


                               CLASS B
-------------------------------------------------------------------------------------------------
                  For the Years Ended November 30,
-------------------------------------------------------------------------------------------------
 1996            1995                      1994                    1993                    1992
-------         -------                   -------                --------                --------
 $ 9.12          $ 8.50                    $10.03                  $ 9.98                  $ 9.98
-------         -------                   -------                --------                --------
   0.48            0.51                      0.53                    0.60                    0.67
  (0.25)           0.63                     (1.53)                   0.05                    0.01
-------         -------                   -------                --------                --------
   0.23            1.14                     (1.00)                   0.65                    0.68
-------         -------                   -------                --------                --------
  (0.48)          (0.52)                    (0.53)                  (0.60)                  (0.68)
-------         -------                   -------                --------                --------
 $ 8.87          $ 9.12                    $ 8.50                  $10.03                  $ 9.98
=======         =======                   =======                ========                ========
   2.72%          13.81%                  (10.31)%                   6.57%                   6.98%
=======         =======                   =======                ========                ========
$61,873         $82,469                   $99,581                $161,158                $132,357
   1.70%           1.81%(2)                  1.72%                   1.66%                   1.67%
   5.47%           5.88%(2)                  5.71%                   5.79%                   6.38%
    359%            206%                      358%                     83%                     28%

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER

             FINANCIAL HIGHLIGHTS

             SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              CLASS C
                          --------------------------------------------------------
                                                                   For the Period
                          For the Years Ended November 30,          July 2, 1992#
                          ---------------------------------------  to November 30,
                           1996     1995        1994       1993         1992
                          -------  -------     -------   --------  ---------------
Net asset value,
 beginning of period....   $ 9.11   $ 8.49      $10.02     $ 9.98       $10.13
                          -------  -------     -------   --------     --------
Net investment income...     0.50     0.53        0.55       0.62         0.25
Net realized and
 unrealized gains
 (losses) from
 investments............    (0.25)    0.63       (1.53)      0.04        (0.15)
                          -------  -------     -------   --------     --------
Net increase (decrease)
 from investment
 operations.............     0.25     1.16       (0.98)      0.66         0.10
                          -------  -------     -------   --------     --------
Dividends from net
 investment income......    (0.50)   (0.54)      (0.55)     (0.62)       (0.25)
                          -------  -------     -------   --------     --------
Net asset value, end of
 period.................   $ 8.86   $ 9.11      $ 8.49     $10.02       $ 9.98
                          =======  =======     =======   ========     ========
Total investment return
 (1)....................     2.98%   14.12%     (10.08)%     6.75%        0.62%
                          =======  =======     =======   ========     ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $37,754  $53,832     $68,400   $143,473     $127,026
Expenses to average net
 assets.................     1.45%    1.55%(2)    1.45%      1.40%        1.44%*
Net investment income to
 average net assets.....     5.74%    6.17%(2)    5.99%      6.06%        6.13%*
Portfolio turnover rate.      359%     206%        358%        83%          28%

--------
# Commencement of issuance of shares
* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.03%.

 U.S. GOVERNMENT INCOME FUND
PAINEWEBBER


                             CLASS Y
-------------------------------------------------------------------------------------------------
                 For the Years Ended November 30,
-------------------------------------------------------------------------------------------------
 1996            1995                       1994                    1993                    1992
------          ------                     ------                  ------                  ------
$ 9.11          $ 8.49                     $10.02                  $ 9.97                  $ 9.97
------          ------                     ------                  ------                  ------
  0.57            0.61                       0.62                    0.70                    0.77
 (0.25)           0.62                      (1.53)                   0.05                    0.01
------          ------                     ------                  ------                  ------
  0.32            1.23                      (0.91)                   0.75                    0.78
------          ------                     ------                  ------                  ------
 (0.57)          (0.61)                     (0.62)                  (0.70)                  (0.78)
------          ------                     ------                  ------                  ------
$ 8.86          $ 9.11                     $ 8.49                  $10.02                  $ 9.97
======          ======                     ======                  ======                  ======
  3.81%          15.06%                    (9.37)%                   7.69%                   8.13%
======          ======                     ======                  ======                  ======
$6,495          $7,957                     $4,955                  $6,232                  $5,517
  0.64%           0.71%(2)                   0.65%                   0.62%                   0.63%
  6.53%           6.96%(2)                   6.76%                   6.87%                   7.70%
   359%            206%                       358%                     83%                     28%

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER

             FINANCIAL HIGHLIGHTS

             SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                           -----------------------------------------------------
                                 For the Years Ended November 30,
                           ------------------------------------------------
                             1996      1995      1994      1993      1992
                           --------  --------  --------  --------  --------
Net asset value,
 beginning of period.....    $10.68    $ 9.67    $11.08    $10.38    $10.17
                           --------  --------  --------  --------  --------
Net investment income....      0.73      0.76      0.77      0.79      0.81
Net realized and
 unrealized gains
 (losses) from
 investments.............     (0.09)     1.01     (1.41)     0.70      0.22
                           --------  --------  --------  --------  --------
Net increase (decrease)
 from investment
 operations..............      0.64      1.77     (0.64)     1.49      1.03
                           --------  --------  --------  --------  --------
Dividends from net
 investment income.......     (0.73)    (0.76)    (0.77)    (0.79)    (0.82)
                           --------  --------  --------  --------  --------
Net asset value, end of
 period..................    $10.59    $10.68    $ 9.67    $11.08    $10.38
                           ========  ========  ========  ========  ========
Total investment return
 (1).....................      6.33%    18.95%   (5.99)%    14.77%    10.39%
                           ========  ========  ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................  $229,117  $258,898  $271,553  $204,418  $197,795
Expenses to average net
 assets..................      0.94%     0.95%     0.97%     0.96%     1.01%
Net investment income to
 average net assets......      7.02%     7.42%     7.50%     7.24%     7.81%
Portfolio turnover rate..       115%      149%      142%       27%       44%

--------
# Commencement of issuance of shares
* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

 INVESTMENT GRADE INCOME FUND
PAINEWEBBER

                CLASS B                                             CLASS C
--------------------------------------------  --------------------------------------------------------
                                                                                       For the Period
   For the Years Ended November 30,            For the Years Ended November 30,        July 2, 1992 #
--------------------------------------------  ---------------------------------------  to November 30,
 1996     1995     1994      1993     1992      1996      1995      1994       1993         1992
-------  -------  -------   -------  -------  --------  --------  --------   --------  ---------------
$ 10.67  $  9.67  $ 11.07   $ 10.38  $ 10.17  $  10.68  $   9.67  $  11.08   $  10.38      $ 10.48
-------  -------  -------   -------  -------  --------  --------  --------   --------      -------
   0.65     0.68     0.69      0.71     0.73      0.68      0.70      0.72       0.74         0.28
  (0.09)    1.00    (1.40)     0.69     0.22     (0.09)     1.01     (1.41)      0.70        (0.10)
-------  -------  -------   -------  -------  --------  --------  --------   --------      -------
   0.56     1.68    (0.71)     1.40     0.95      0.59      1.71     (0.69)      1.44         0.18
-------  -------  -------   -------  -------  --------  --------  --------   --------      -------
  (0.65)   (0.68)   (0.69)    (0.71)   (0.74)    (0.68)    (0.70)    (0.72)     (0.74)       (0.28)
-------  -------  -------   -------  -------  --------  --------  --------   --------      -------
$ 10.58  $ 10.67  $  9.67   $ 11.07  $ 10.38  $  10.59  $  10.68  $   9.67   $  11.08      $ 10.38
=======  =======  =======   =======  =======  ========  ========  ========   ========      =======
   5.54%   17.97%   (6.60)%   13.81%    9.56%     5.80%    18.37%    (6.40)%    14.21%        1.32%
=======  =======  =======   =======  =======  ========  ========  ========   ========      =======
$58,364  $71,372  $69,359   $52,301  $20,862  $ 32,337  $ 39,150  $ 45,473   $ 47,527      $16,067
   1.68%    1.70%    1.72%     1.70%    1.74%     1.44%     1.45%     1.45%      1.44%        1.49%*
   6.27%    6.67%    6.73%     6.40%    6.88%     6.51%     6.95%     6.99%      6.61%        6.83%*
    115%     149%     142%       27%      44%      115%      149%      142%        27%          44%

 HIGH INCOME FUND
PAINEWEBBER

             FINANCIAL HIGHLIGHTS

             SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                              -------------------------------------------------
                                    For the Years Ended November 30,
                              -------------------------------------------------
                                1996      1995      1994       1993      1992
                              --------  --------  --------   --------  --------
Net asset value, beginning
 of period..................  $   6.96  $   7.14  $   8.73   $   7.92  $   7.30
                              --------  --------  --------   --------  --------
Net investment income.......      0.72      0.79      0.86       0.89      0.98
Net realized and unrealized
 gains (losses) from
 investments................      0.37     (0.17)    (1.59)      0.83      0.61
                              --------  --------  --------   --------  --------
Net increase (decrease) from
 investment operations......      1.09      0.62     (0.73)      1.72      1.59
                              --------  --------  --------   --------  --------
Dividends from net
 investment income..........     (0.70)    (0.80)    (0.86)     (0.91)    (0.97)
                              --------  --------  --------   --------  --------
Net asset value, end of
 period.....................  $   7.35  $   6.96  $   7.14   $   8.73  $   7.92
                              ========  ========  ========   ========  ========
Total investment return (1).     16.55%     9.01%    (9.20)%    22.89%    22.99%
                              ========  ========  ========   ========  ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's)....................  $243,564  $248,619  $268,397   $360,281  $279,685
Expenses to average net
 assets.....................      0.96%     0.93%     0.91%      0.93%     0.98%
Net investment income to
 average net assets.........     10.10%    11.17%    10.43%     10.61%    12.68%
Portfolio turnover rate.....       142%       94%      156%       182%      185%

--------
# Commencement of issuance of shares
* Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

 HIGH INCOME FUND
PAINEWEBBER


                  CLASS B                                               CLASS C
-------------------------------------------------  -------------------------------------------------------
                                                                                           For the Period
      For the Years Ended November 30,              For the Years Ended November 30,        July 2, 1992#
-------------------------------------------------  --------------------------------------  to November 30,
   1996      1995      1994       1993     1992     1996      1995      1994       1993         1992
 --------  --------  --------   --------  -------  -------  --------  --------   --------  ---------------
 $   6.95  $   7.14  $   8.72   $   7.91  $  7.29  $  6.97  $   7.15  $   8.74   $   7.92      $  7.80
 --------  --------  --------   --------  -------  -------  --------  --------   --------      -------
     0.66      0.74      0.80       0.83     0.92     0.68      0.76      0.82       0.85         0.33
     0.39     (0.18)    (1.58)      0.82     0.61     0.38     (0.18)    (1.59)      0.82         0.11
 --------  --------  --------   --------  -------  -------  --------  --------   --------      -------
     1.05      0.56     (0.78)      1.65     1.53     1.06      0.58     (0.77)      1.67         0.44
 --------  --------  --------   --------  -------  -------  --------  --------   --------      -------
    (0.65)    (0.75)    (0.80)     (0.84)   (0.91)   (0.67)    (0.76)    (0.82)     (0.85)       (0.32)
 --------  --------  --------   --------  -------  -------  --------  --------   --------      -------
 $   7.35  $   6.95  $   7.14   $   8.72  $  7.91  $  7.36  $   6.97  $   7.15   $   8.74      $  7.92
 ========  ========  ========   ========  =======  =======  ========  ========   ========      =======
    15.86%     8.05%    (9.77)%    21.89%   22.07%   15.96%     8.45%    (9.62)%    22.19%        5.21%
 ========  ========  ========   ========  =======  =======  ========  ========   ========      =======
 $215,492  $212,946  $235,480   $286,525  $99,645  $94,445  $103,911  $115,196   $176,161      $35,992
     1.71%     1.68%     1.64%      1.66%    1.70%    1.47%     1.44%     1.38%      1.39%        1.45%*
     9.34%    10.42%     9.66%      9.69%   11.42%    9.60%    10.63%     9.91%      9.81%       10.67%*
      142%       94%      156%       182%     185%     142%       94%      156%       182%         185%

PAINEWEBBER

             REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

             The Board of Trustees and Shareholders
             PaineWebber Managed Investments Trust

             We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund (three of the portfolios of PaineWebber Managed Investments Trust) (the "Funds") as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund at November 30, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                              LOGO

             New York, New York
             January 22, 1997

PAINEWEBBER
             TAX INFORMATION

             We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (November 30, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund during the fiscal year were derived from net investment income and are taxable as ordinary income.

             Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

             Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.